PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 14,000	$ 8,000	$ 28,000	$ 21,000